Director's Loans (Tables)	12 Months Ended
Mar. 31, 2019
Borrowings [abstract]
Schedule of Unsecured Loans Payable
	March 31, 2019	March 31, 2018
Opening balance	$763,544	$1,330,500
Repayments	–	(1,000,000)
Amortization of transaction costs	130,256	433,044
Closing balance	$893,800	$763,544

Schedule of Borrowings
	March 31, 2019	March 31, 2018
Current portion	$893,800	$–
Non-current portion	–	763,544
Total	$893,800	$763,544

Schedule of Transaction Cost

Finance expenses	For the year ended March 31,
	2019	2018	2017
Interest on director’s loan	$90,000	$128,096	$136,959
Amortization of transaction costs	130,256	433,044	203,057
	$220,256	$561,140	$340,016